Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash collateral - netted
Cash collateral paid	33,404	23,870
Cash collateral received	28,147	20,500
Cash collateral - not netted
Cash collateral paid	10,905	8,359
Cash collateral received	17,043	11,663
Bank
Cash collateral - netted
Cash collateral paid	33,716	23,870
Cash collateral received	28,505	20,586
Cash collateral - not netted
Cash collateral paid	10,909	8,359
Cash collateral received	16,776	11,664